GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Oct. 28, 2012
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

NOTE F

GOODWILL AND INTANGIBLE ASSETS

The changes in the carrying amount of goodwill for the fiscal years ended October 28, 2012, and October 30, 2011, are presented in the table below.

(in thousands)	Grocery Products	Refrigerated Foods	JOTS	Specialty Foods	All Other	Total
Balance as of October 31, 2010	$123,316	$94,791	$203,214	$207,028	$674	$629,023
Goodwill acquired	–	1,861	–	–	–	1,861
Balance as of October 30, 2011	$123,316	$96,652	$203,214	$207,028	$674	$630,884
Goodwill acquired	–	(9)	–	–	–	(9)
Balance as of October 28, 2012	$123,316	$96,643	$203,214	$207,028	$674	$630,875

The gross carrying amount and accumulated amortization for definite-lived intangible assets are presented in the table below.

	October 28, 2012			October 30, 2011
(in thousands)	Gross Carrying Amount	Accumulated Amortization	Weighted- Avg Life (in Years)	Gross Carrying Amount	Accumulated Amortization	Weighted- Avg Life (in Years)
Customer lists/relationships	$22,148	$(14,684)	10.9	$22,378	$(12,556)	10.9
Proprietary software & technology	22,000	(17,319)	9.3	22,000	(14,822)	9.3
Formulas & recipes	17,854	(11,686)	8.8	18,354	(10,047)	8.8
Distribution network	4,120	(3,783)	10.0	4,120	(3,371)	10.0
Other intangibles	9,466	(6,903)	7.0	14,030	(10,105)	6.3
Total	$75,588	$(54,375)	9.4	$80,882	$(50,901)	9.1

Amortization expense for the fiscal years ended October 28, 2012, October 30, 2011, and October 31, 2010, was $9.0 million, $9.5 million, and $10.5 million, respectively.

Estimated annual amortization expense (in thousands) for the five fiscal years after October 28, 2012, is as follows:

2013	$7,768
2014	6,372
2015	3,192
2016	1,023
2017	636

The carrying amounts for indefinite-lived intangible assets are as follows.

(in thousands)	October 28, 2012	October 30, 2011
Brand/tradename/trademarks	$ 93,875	$ 94,081
Other intangibles	7,984	7,984
Total	$101,859	$102,065

During the fourth quarter of fiscal years 2012 and 2011, the Company completed the required annual impairment tests of indefinite-lived intangible assets and goodwill, with no material impairment indicated. Useful lives of intangible assets were also reviewed during this process, with no material changes identified.